UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/07

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock    Richmond, VA   May 4, 2007
(Signature)              (City, State)  (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  24

Form 13F Information Table Value Total:	 $285,925
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip		(x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC	     		COM	  005208103	 6,835	  497,101  SH	       Sole		497,101	   0	0
BJ SERVICES CO			COM 	  055482103	 8,596	  308,094  SH	       Sole		308,094	   0	0
BPZ ENERGY INC			COM	  055639108	 5,437	  906,135  SH	       Sole		906,135	   0	0
BIRCH MOUNTAIN RESOURCES LTD	COM	  09066X109	 1,036	  346,500  SH	       Sole		346,500	   0	0
CARRIZO OIL & GAS INC		COM	  144577103	 6,586	  188,382  SH	       Sole		188,382	   0	0
CANO PETE INC			COM	  137801106	 4,747	1,050,331  SH	       Sole	      1,050,331	   0	0
CHESAPEAKE ENERGY CORP	 	COM	  165167107	22,433	  726,470  SH	       Sole		726,470	   0	0
ENVIRONMENTAL POWER CORP	COM NEW	  29406L201	 4,732	  676,647  SH	       Sole		676,647	   0	0
EVERGREEN ENERGY INC		COM	  30024B104	 7,548	1,148,838  SH	       Sole	      1,148,838	   0	0
EXPLORATION CO			COM NEW	  302133202	 7,549	  695,745  SH	       Sole		695,745	   0	0
GASTAR EXPLORATION LTD		COM	  367299104	 2,250	1,000,000  SH	       Sole	      1,000,000	   0	0
KODIAK OIL & GAS CORP		COM	  50015Q100	 2,388	  457,470  SH	       Sole		457,470	   0	0
MCDERMOTT INTERNATIONAL INC	COM	  580037109	49,086	1,002,170  SH	       Sole	      1,002,170	   0	0
NATIONAL-OILWELL VARCO INC	COM	  637071101	 9,021	  115,970  SH	       Sole		115,970	   0	0
NOBLE DRILLING CORP		SHS	  G65422100	18,458	  234,598  SH	       Sole		234,598	   0	0
QUICKSILVER RESOURCES INC	COM	  74837R104	 9,441	  237,391  SH	       Sole		237,391	   0	0
RANGE RES CORP			COM	  75281A109	10,843	  324,645  SH	       Sole		324,645	   0	0
SUPERIOR ENERGY SVCS INC	COM	  868157108	 5,458	  158,354  SH	       Sole		158,354	   0	0
SOUTHWESTERN ENERGY CO		COM	  845467109	19,621	  478,800  SH	       Sole		478,800	   0	0
TRANSOCEAN INC			ORD	  G90078109	12,801	  156,684  SH	       Sole		156,684	   0	0
ULTRA PETROLEUM CORP		COM	  903914109	43,028	  809,854  SH	       Sole		809,854	   0	0
U S ENERGY CORP WYO		COM	  911805109	 1,740	  327,000  SH	       Sole		327,000	   0	0
WEATHERFORD INTERNATIONAL INC	COM	  G95089101	22,603	  501,173  SH	       Sole		501,173	   0	0
WESTSIDE ENERGY CORPORATION	COM	  96149R100	 3,688	1,446,379  SH	       Sole	      1,446,379	   0	0